SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION [Abstract]
Share Option Activities
			Weighted Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual Life	Aggregate
Granted to Employees	Shares	Price	(Years)	Intrinsic Value
		US$	US$	US$
Outstanding as of December 31, 2013	27,390,791	1.20	7.80	47,769
Options granted	62,500	1.31	—	—
Options exercised	(1,725,295)	0.39	—	—
Options forfeited or cancelled	(2,124,020)	1.71	—	—
Outstanding as of December 31, 2014	23,603,976	1.21	6.77	—
Options granted	300,000	0.74	—	—
Options exercised	(339,480)	0.52	—	—
Options forfeited or cancelled	(1,320,303)	1.33	—	—
Outstanding as of December 31, 2015	22,244,193	1.21	5.76	—
Options granted	477,040	0.76	—
Options exercised	(49,250)	0.37	—	—
Options forfeited or cancelled	(62,570)	1.43	—	—
Outstanding as of December 31, 2016	22,609,413	1.20	4.85	—
Vested and exercisable as of December 31, 2014	16,777,799	1.14	6.52	—
Vested and exercisable as of December 31, 2015	19,881,566	1.17	5.67	—
Vested and exercisable as of December 31, 2016	21,997,390	1.20	4.76	—

			Weighted Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual Life	Aggregate
Granted to Non-Employees	Shares	Price	(Years)	Intrinsic Value
		US$	US$	US$
Outstanding as of December 31, 2013	2,968,750	1.04	8.30	5,639
Options exercised	(1,250,000)	0.96
Outstanding as of December 31, 2014	1,718,750	1.10	7.47	—
Outstanding as of December 31, 2015	1,718,750	1.10	6.47	—
Options granted	500,000	0.7
Outstanding as of December 31, 2016	2,218,750	1.01	4.31	—
Vested and exercisable as of December 31, 2014	990,104	1.08	7.40	—
Vested and exercisable as of December 31, 2015	1,493,229	1.08	6.40	—
Vested and exercisable as of December 31, 2016	1,703,646	1.30	5.57	—

Assumptions Used in Binomial Option-pricing Model
Granted to Employees	2014	2015	2016
Average risk-free interest rate	3.09%	1.89%	1.62%
Exercise Multiple	2.2	2.8	2.2
Expected Forfeiture Rate	12.5%	—	—
Expected option life	10 years	10 years	10 years
Volatility rate	58%	50%	87.81%
Dividend yield	0%	0%	0%
Share price	$1.31	$0.74	$0.77

Granted to Non-Employees	2014	2015	2016
Average risk-free interest rate	—	—	0.54%
Exercise Multiple	N/A	N/A	N/A
Expected Forfeiture Rate	—	—	—
Expected option life	—	—	0.5year
Volatility rate	—	—	63.1%
Dividend yield	—	—	—
Share price	—	—	0.65

Restricted Share Activities
		Weighted average grant
	Number of shares	date fair value
		US$
Unvested as of December 31, 2014	44,010,208	2.3300
Granted	13,964,640	0.4963
Forfeited	29,532,000	2.4733
Vested	(21,772,325)	1.2057
Unvested as of December 31, 2015	6,670,523	1.5261
Granted	14,844,394	0.6592
Forfeited	(1,497,680)	1.2951
Vested	(19,071,488)	0.8805
Unvested as of December 31, 2016	945,749	1.3054